Segment Information (Details) - Schedule of equipment sales within services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	$ 10,090	$ 14,993	$ 8,556
Broadcast [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	67	1,300	233
Enterprise [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	$ 10,023	$ 13,693	$ 8,323